Reconciliation of Federal statutory income tax rate (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income (Loss) Before Taxes	$ (368,707)	$ (580,330)
Statutory rate	34.00%	34.00%
Computed expected tax recovery	(125,360)	(197,312)
Non-deductible expenses	(7,897)	(17,425)
Change in valuation allowance	133,257	214,737
Reported income taxes	$ 0	$ 0